Investments	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Investments
Investments

3. Investments

In accordance with ASC 820, Fair Value Measurement, the Plan utilizes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The three levels of the fair value hierarchy are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets in active markets.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, other inputs that are observable or can be corroborated by observable market data.

Level 3 - Inputs to the valuation methodology are both significant to the fair value measurement and unobservable.

The following valuation methodologies were used to measure the fair value of the Plan’s investments. There have been no changes in the methodologies used at December 31, 2025 or 2024.

The Principal Stable Value Fund – This asset is daily valued by the trustee, Principal Global Investors Trust, based on the underlying investments which consist primarily of a diversified portfolio of stable value investment contracts issued by life insurance companies, banks and other financial institutions, the performance of which may be predicated on underlying fixed income investments. The Fund provides for daily redemptions at the reported net asset value (NAV). Participants are permitted to redeem units at NAV on the valuation date. Participants who liquidate are prohibited from moving assets back into the fund for 90 days.

Pooled Separate Accounts (PSAs) – These assets are valued based on the underlying investments (i.e., common stock, mutual funds, short-term securities). While the majority of the underlying assets values are based on quoted prices, the NAV of the pooled separate account is not publicly quoted. The NAV is reported by the fund managers as of the financial statement date based on recent transaction prices. The NAV is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. The PSAs held by the Plan provide for daily redemptions by the Plan at reported NAV with no advance notice requirement. The Plan is permitted to redeem investment units at NAV on the measurement date. Principal may place transfer or liquidation restrictions on the U.S. Property Separate Account. Effective close of market July 1, 2022, a contractual limitation will delay the payment of most withdrawal or transfer requests from the Principal US Property Separate Account (Separate Account) but for no more than three years from the effective date. In accordance with the terms of the Employer’s group annuity contract, delayed payment requests will be honored proportionately. This means transactions may be processed in a series of payments until enough cash is available to pay obligations. The Separate Account invests the majority of assets in owned private equity commercial real estate. It focuses on properties anticipated to return both lease income and appreciation of the buildings’ marketable value. The property holdings usually contain real estate from the multi-family, office, warehouse/manufacturing, and retail sectors. This Separate Account is subject to investment and liquidity risk and other risks inherent in real estate such as those associated with general and local economic conditions.

Generally, the PSA investments in any class can be transferred once every 30 days at the current NAV per share based on the fair value of the underlying assets. Participants are not allowed to transfer back into that originating class until the 30-day period has expired. There are no unfunded commitments relating to these investments.

Common/Collective Trusts (CCTs) – These assets are valued at the NAV of the units held by the Plan, which are based on the quoted market prices of the underlying securities of the funds. The unit price is based on the value of the underlying investment assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. The CCTs provide for daily redemptions by the Plan at reported NAV, with no advance notice requirements. There are no unfunded commitments relating to these investments. All CCTs are Direct Filing Entities.

Employer Securities – These assets are valued at the closing price quoted on a recognized securities exchange.

Mutual Funds – These assets are valued at quoted market prices of shares held by the Plan.

Deferred Income Annuities - The Principal Pension Builder is an investment option which allows participants to purchase deferred income annuities issued by Principal Life Insurance Company. These assets can be transferred in the future to other investment options within the Plan or surrendered. Transactions that occur prior to the commencement of guaranteed income payments are realized at the lower of contract value (or return of premium) or an adjusted contract value that takes into account the current rates of interest available in the marketplace as well as mortality factors. The fair market value of the annuities is the value paid when funds are withdrawn prior to the income start date. The annuities are reported at fair value which approximates contract value.

Life Insurance Policies – These assets are valued at the cash surrender value of the individual policies.

Fully Benefit-Responsive Investment Contract – The Magna MassMutual Guaranteed Accumulation Contract (GAC) is issued by MassMutual. The asset provides a guaranteed interest rate of 2% through its maturity date of December 31, 2032. The GAC is closed to future contributions, transfers into the fund, and new investors. Participants may transact (withdraw or transfer funds) at contract value without penalties. Certain events that are not probable of occurring, such as plan termination, plan mergers, or significant corporate events, could limit the Plan’s ability to transact at contract value. MassMutual may terminate the contract under specific circumstances as outlined in the contract agreement. In such cases, MassMutual could settle the contract at an amount other than contract value, depending on the terms and conditions in effect at the time of termination.

The Plan’s valuation methods may result in a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Although Plan management believes the valuation methods are appropriate and consistent with the market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level within the fair value hierarchy the Plan’s investments (in thousands):

December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$149,507	$—	$—	$149,507
Employer securities	274,071	—	—	274,071
Mutual funds	149,507	—	—	149,507
Deferred income annuities	—	—	3,173	3,173
Life insurance policies	—	—	34	34
Total investments, at fair value	423,578	—	3,207	426,785
Common/Collective Trusts				1,979,988
Pooled Separate Accounts				237,548
Stable Value Fund				143,649
Total investments, at net asset value				2,361,185
Fully Benefit-Responsive Investment Contract				3,293
Total investments, at contract value				3,293
Total Investments				$2,791,263

December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$558,664	$—	$—	$558,664
Employer securities	231,299	—	—	231,299
Deferred income annuities	—	—	3,215	3,215
Life insurance policies	—	—	32	32
Total investments, at fair value	789,963	—	3,247	793,210
Common/Collective Trusts				1,245,859
Pooled Separate Accounts				214,875
Stable Value Fund				153,245
Total investments, at net asset value				1,613,979
Total Investments				$2,407,189

Investments classified within Level 3 consist of life insurance policies and deferred income annuities. The tables below set forth a summary of changes in the fair values of the Plan’s Level 3 investments for the years ended December 31, 2024 and 2023 (in thousands):

Year ended December 31, 2025
	Deferred Income	Life Insurance
	Annuities	Policies
Balance, beginning of year	$3,215	$32
Purchases	683	2
Sales	(725)	—
Balance, end of year	$3,173	$34

Year ended December 31, 2024
	Deferred Income	Life Insurance
	Annuities	Policies
Balance, beginning of year	$2,960	$38
Purchases	1,147	—
Sales	(892)	(6)
Balance, end of year	$3,215	$32